VFI CORE PORTFOLIO

                       VFI INTERMEDIATE DURATION PORTFOLIO




                                 ANNUAL REPORT




                             Dated October 31, 1997

Dear Shareholder:

We at the Voyageur Financial Institutions Funds thank you for your continued interest in the funds over the past year. During the approximately 18 months the funds have been in existence, our "cover the yield curve" strategy has appealed to many institutional investors, and we are now in the process of bolstering that strategy by adding money market offerings.

The new "cover the yield curve" offerings are intended to be actively-managed alternatives for overnight funds, and in two series-a Prime Obligations Portfolio that includes Banker's Acceptances and Commercial Paper, and a Treasury Obligations Portfolio limited to government issues. We are looking forward to the "roll-out" of these two new products.

Appearing below is a summary of the results for each of the Funds, including NAV, dividends paid, and total net assets for the reporting period. On the page that follows, fund manager Randy Harrison provides an update on the economy, the current/anticipated interest rate environment, and overall tone of the bond market.

                                               Net Asset        Net Asset                        Total Net
                                                 Value            Value         Dividends          Assets
                                             Beginning of        End of          Paid Per      End of Period
                  Period                        Period           Period           Share           (000's)
------------------------------------------------------------------------------------------------------------
ONE YEAR ENDED OCTOBER 31, 1997:

VFI Core Portfolio                              $10.04           $10.20           $0.66           $57,650

VFI Intermediate Duration                       $10.02           $10.04           $0.62           $34,922
Portfolio


Thank you for your continued confidence in the Voyageur Financial Institutions Funds and the opportunity to serve your investment needs.

Sincerely,



John G. Taft, President
VFI Core Portfolio
VFI Intermediate Duration Portfolio

THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS
MANAGEMENT DISCUSSION AND ANALYSIS OF FUNDS' PERFORMANCE

RANDAL W. HARRISON, CFA
PORTFOLIO MANAGER, VOYAGEUR ASSET MANAGEMENT

The investment objective of the VFI Core and Intermediate Duration Portfolios is to seek an attractive level of current income while maintaining total rate of return performance commensurate with the duration risk of the respective portfolio. For the fiscal year ended October 31, 1997, the VFI Core Portfolio attained a total return of 8.50%*. During the same period, the VFI Intermediate Duration Portfolio achieved a total return of 6.58%*.

The past 12 months have been challenging for investors. Throughout the period, inflation has remained nearly nonexistent. Despite strong underpinnings to the U.S. economy, yields traded in nearly a full 1% range across the yield curve. Meanwhile, the Treasury yield curve has flattened, with a marked drop in interest rates at the long end of the curve.

Throughout the life of the Portfolios, we have sought to achieve an attractive distribution rate and total return performance. These objectives were pursued throughout the past 12 months by strategically adjusting the security sector allocations and managing duration exposure. The Portfolios' net asset values ended the year on a strong note, helped by a net decline in interest rates. In this year's declining interest rate environment, the distribution rates for the portfolios also held up well, and did not fall as far as yields on U.S. Treasuries with comparable durations.

OUTLOOK FOR THE VFI FUNDS

Our long-term view of the economy and technical environment in which we manage the portfolios remains intact. We expect moderate economic growth and a continued downtrend in U.S. interest rates, coupled with benign inflation. On the inflation front, wage pressures are undeniable, but are stirring from a very low base. We believe the Federal Reserve will act moderately and responsibly to quell inflationary pressures if they arise.

We have positioned the Portfolios consistent with our long-term outlook for continued downward pressure on interest rates. Voyageur anticipates that both Portfolios will benefit from generally carrying more duration exposure and from strategically adjusting weightings within the mortgage sector. The portfolios currently have modest levels of prepayment and call exposure, though we expect to add to the mortgage sector once it displays an improved risk/reward ratio.


* PAST RESULTS ARE NOT AN INDICATOR OF FUTURE PERFORMANCE.

VFI CORE PORTFOLIO

[PLOT POINTS CHART]

VFI Core Portfolio (ending value $11,311)
    Mar-96*                                10,000
    Mar-96                                  9,977
    Apr-96                                  9,924
    May-96                                  9,905
    Jun-96                                 10,028
    Jul-96                                 10,063
    Aug-96                                 10,035
    Sep-96                                 10,214
    Oct-96                                 10,425
    Nov-96                                 10,593
    Dec-96                                 10,505
    Jan-97                                 10,551
    Feb-97                                 10,567
    Mar-97                                 10,446
    Apr-97                                 10,612
    May-97                                 10,711
    Jun-97                                 10,828
    Jul-97                                 11,053
    Aug-97                                 10,984
    Sep-97                                 11,142
    Oct-97                                 11,311

Lehman Brothers Mutual Fund Government/Mortgage Index
 (ending value $11,372)
    Mar-96*                                10,000
    Mar-96                                  9,991
    Apr-96                                  9,940
    May-96                                  9,919
    Jun-96                                 10,050
    Jul-96                                 10,079
    Aug-96                                 10,065
    Sep-96                                 10,233
    Oct-96                                 10,449
    Nov-96                                 10,619
    Dec-96                                 10,530
    Jan-97                                 10,566
    Feb-97                                 10,588
    Mar-97                                 10,480
    Apr-97                                 10,637
    May-97                                 10,734
    Jun-97                                 10,857
    Jul-97                                 11,126
    Aug-97                                 11,047
    Sep-97                                 11,204
    Oct-97                                 11,372


                      AVERAGE ANNUAL TOTAL RETURNS

                                          1 Year    Since 3/27/96*
                                          ------    --------------
VFI Core Portfolio                         8.50%        8.00%

Lehman Brothers Mutual Fund                8.83%        8.38%
Government Mortgage Index

The Lehman Brothers Mutual Fund Mortgage/Government Index is an unmanaged index representing, as of October 31, 1997, 2,206 Treasury, agency, and mortgage pass-through securities and includes all maturities. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in shares of $10,000 made on the date the Fund commenced operations through October 31, 1997.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT INDICATIVE OF FUTURE RESULTS.

*COMMENCEMENT OF OPERATIONS

VFI INTERMEDIATE DURATION PORTFOLIO

[PLOT POINTS CHART]

VFI Intermediate Duration Portfolio (ending value $11,047)
    Mar-96*                                        10,000
    Mar-96                                         10,007
    Apr-96                                         10,001
    May-96                                         10,008
    Jun-96                                         10,064
    Jul-96                                         10,111
    Aug-96                                         10,118
    Sep-96                                         10,242
    Oct-96                                         10,365
    Nov-96                                         10,457
    Dec-96                                         10,449
    Jan-97                                         10,503
    Feb-97                                         10,536
    Mar-97                                         10,497
    Apr-97                                         10,591
    May-97                                         10,662
    Jun-97                                         10,734
    Jul-97                                         10,855
    Aug-97                                         10,857
    Sep-97                                         10,947
    Oct-97                                         11,047


Lehman Brothers Mutual Fund (1-5 year) U.S. Government Index
 (ending value $11,105)
    Mar-96                                          9,996
    Apr-96                                          9,988
    May-96                                          9,995
    Jun-96                                         10,082
    Jul-96                                         10,118
    Aug-96                                         10,144
    Sep-96                                         10,254
    Oct-96                                         10,395
    Nov-96                                         10,491
    Dec-96                                         10,465
    Jan-97                                         10,512
    Feb-97                                         10,532
    Mar-97                                         10,501
    Apr-97                                         10,601
    May-97                                         10,678
    Jun-97                                         10,760
    Jul-97                                         10,915
    Aug-97                                         10,902
    Sep-97                                         11,002
    Oct-97                                         11,105


                       AVERAGE ANNUAL TOTAL RETURNS

                                          1 Year    Since 3/27/96*
                                          ------    --------------
VFI Intermediate Duration Portfolio        6.58%        6.42%

Lehman Brothers Mutual Fund                6.84%        6.78%
(1-5 year) U.S. Government Index

The Lehman Brothers Mutual Fund 1-5 Year Government Index is an unmanaged index representing, as of October 31, 1997, 855 Treasury and agency securities with maturities ranging from 1 to 5 years. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in shares of $10,000 made on the date the Fund commenced operations through October 31, 1997.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE ANd IS NOT INDICATIVE OF FUTURE RESULTS.

*COMMENCEMENT OF OPERATIONS

INDEPENDENT AUDITOR'S REPORT

The Board of Directors and Shareholders
VAM Institutional Funds, Inc.


         We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Voyageur Financial Institutions (VFI) Core Portfolio and VFI Intermediate Duration Portfolio (funds within VAM Institutional Funds, Inc.) as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended October 31, 1997 and the period from March 27, commencement of operations, to October 31, 1996, and the financial highlights for the periods presented in note 5. These financial statements and the financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all respects, the financial position of VFI Core Portfolio and VFI Intermediate Duration Portfolio at October 31, 1997 and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


                                                 KPMG Peat Marwick LLP



Minneapolis, Minnesota
December 19, 1997


THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS
Statements of Assets and Liabilities                                                         October 31, 1997
-------------------------------------------------------------------------------------------------------------

                                                                                                    VFI
                                                                                VFI            INTERMEDIATE
                                                                               CORE              DURATION
                                                                             PORTFOLIO           PORTFOLIO
                                                                             ---------           ---------
                ASSETS
Investments in securities, at market value (note 1)
   (identified costs, $58,707,944 and $35,894,945, respectively)             $59,492,674        $36,159,530
Cash in bank on demand deposit..................................                     550                 67
Accrued interest receivable.....................................                 623,643            380,521
Receivable for investment securities sold.......................               3,957,669          1,621,804
Due from adviser................................................                  16,702             14,916
Organizational costs (note 3)...................................                   5,338              5,338
                                                                             -----------        -----------
   Total assets.................................................              64,096,576         38,182,176
                                                                             -----------        -----------

              LIABILITIES
Dividends payable to shareholders..............................                   298,965           177,775
Payable for investment securities purchased.....................                6,101,273         3,050,637
Other accrued expenses..........................................                   46,320            31,795
                                                                             ------------       -----------
   Total liabilities............................................                6,446,558         3,260,207
                                                                             ------------       -----------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK..............              $57,650,018       $34,921,969
                                                                             ============       ===========

Represented by:
   Capital stock-authorized 10 billion shares of $.01 par value
      (note 1)..................................................             $    56,493        $    34,791
   Additional paid-in capital...................................              56,273,824         34,744,404
   Undistributed Net Investment Income..........................                   1,487              1,487
   Accumulated net realized gain (loss) on investments..........                 533,484           (123,298)
   Unrealized appreciation of investments.......................                 784,730            264,585
                                                                             -----------     --------------

     TOTAL NET ASSETS...........................................             $57,650,018        $34,921,969
                                                                             ===========        ===========

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
   Shares of Capital stock outstanding: 5,649,349 and 3,479,123,
      respectively (note 4).....................................                  $10.20             $10.04
                                                                                  ======             ======


See accompanying notes to financial statements.


THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS
STATEMENTS OF OPERATIONS                                                             YEAR ENDED OCTOBER 31, 1997
----------------------------------------------------------------------------------------------------------------

                                                                                                        VFI
                                                                                  VFI              INTERMEDIATE
                                                                                 CORE                DURATION
                                                                               PORTFOLIO             PORTFOLIO
                                                                               ---------             ---------
Investment income:
   Interest..............................................................     $3,302,158           $2,045,541
                                                                              ----------           ----------

Expenses (note 3):
   Investment advisory and management fee................................         81,118               51,291
   Service fees..........................................................         23,758               15,628
   Dividend-disbursing, transfer, administrative
     and accounting services fees........................................         47,516               31,255
   Audit Expense.........................................................         10,000               10,000
   Amortization of organizational costs..................................          1,487                1,487
   Other expenses........................................................          5,216                3,429
                                                                              ----------           ----------
     Total expenses......................................................        169,095              113,090
Less: Expenses waived or absorbed........................................         (2,789)              (3,697)
                                                                              ----------           ----------
     Total net expenses..................................................        166,306              109,393
                                                                              ----------           ----------
     Investment income - net.............................................      3,135,852            1,936,148
                                                                              ----------           ----------

Realized and unrealized gain on investments:
   Realized gain on security transactions (note 2).......................        734,107               58,628
   Net change in unrealized appreciation or depreciation
      of investments.....................................................        234,122               29,823
                                                                              ----------           ----------
       Net gain on investments...........................................        968,229               88,451
                                                                              ----------           ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................     $4,104,081           $2,024,599
                                                                              ==========           ==========


See accompanying notes to financial statements.


THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------

                                                                                                 VFI
                                                             VFI                            INTERMEDIATE
                                                            CORE                              DURATION
                                                          PORTFOLIO                           PORTFOLIO
                                               ------------------------------     ------------------------------
                                                  YEAR          PERIOD FROM          YEAR          PERIOD FROM
                                                  ENDED       MARCH 27, 1996*        ENDED       MARCH 27, 1996*
                                               OCTOBER 31,    TO OCTOBER 31,      OCTOBER 31,    TO OCTOBER 31,
                                                   1997            1996              1997             1996
                                               -----------    ---------------     -----------    ---------------
Operations:
   Investment income - net..................    $3,135,852      $1,295,123         $ 1,936,148     $1,030,226
   Realized gain (loss) on security
     transactions - net.....................        734,107       (200,623)             58,628       (181,926)
   Net change in unrealized appreciation or
     depreciation of investments............        234,122        550,608              29,823        234,762
                                               -----------     -----------         -----------    -----------
       Net increase in net assets
         resulting  from operations.........      4,104,081      1,645,108           2,024,599      1,083,062
                                               -----------     -----------         -----------    -----------

Distributions to shareholders from:
   Investment income - net..................    (3,135,852)     (1,295,733)         (1,936,148)    (1,030,836)
                                               -----------     -----------         -----------    -----------

Capital share transactions (note 4):
   Proceeds from sale of shares.............    15,356,439      40,695,466           4,092,867     30,761,353
   Net asset value of shares issued in
     reinvestment of net investment income
        distributions.......................       297,612          79,011              28,910            334
   Payments for redemption of shares........        (6,840)        (89,274)                --        (102,172)
                                               -----------     -----------         -----------    -----------
   Increase in net assets from
     capital share transactions.............    15,647,211      40,685,203           4,121,777     30,659,515
                                               -----------     -----------         -----------    -----------
       Total increase in net assets.........    16,615,440      41,034,578           4,210,228     30,711,741
Net assets at beginning of period...........    41,034,578              --          30,711,741             --
                                               -----------     -----------         -----------    -----------
Net assets at end of period.................   $57,650,018     $41,034,578         $34,921,969    $30,711,741
                                               ===========     ===========         ===========    ===========

------------------------
* Commencement of operations.


See accompanying notes to financial statements.

THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Voyageur Financial Institutions (VFI) Core Portfolio, and VFI Intermediate Duration Portfolio (the "Funds") are series within VAM Institutional Funds, Inc. and are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies. The investment objective of each Fund is to seek as high a level of current income as is consistent with preservation of principal and the average duration of its respective portfolio securities by investing in securities issued or guaranteed by the United States Government or its agencies or instrumentalities. On April 30, 1997, the Funds reorganized by transferring substantially all their assets to a new series of VAM Institutional Funds, Inc. Prior to April 30, 1997, the Funds were series within Voyageur Funds, Inc. The Funds' investment policies and objectives were not changed as a result of the reorganization.

   The significant accounting policies followed by the Funds are summarized as follows:

USE OF ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS IN SECURITIES

   The values of fixed income securities are determined using pricing services or prices quoted by independent brokers. When market quotations are not readily available, or in certain other circumstances, securities are valued at fair value according to methods selected in good faith by the Board of Directors. Short-term securities are valued at amortized cost which approximates market value.

   Security transactions are accounted for on the trade date. Securities gains and losses are calculated on the identified-cost basis. Interest income, including level-yield amortization of premium and discount, is accrued daily.

FEDERAL INCOME TAXES

   The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income to shareholders in amounts that will avoid or minimize federal income or excise taxes for the Funds. Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

   On the statements of assets and liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made to increase undistributed net investment income and decrease additional paid-in-capital by $1,487 for each fund.

   For federal income tax purposes, as of October 31, 1997, VFI Intermediate Duration Portfolio had a capital loss carryover of $123,298 that will expire in 2004 if not offset by subsequent capital gains. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

DISTRIBUTIONS TO SHAREHOLDERS

   Dividends declared daily from net investment income are payable monthly in cash or may be reinvested in additional shares of each Fund at net asset value. Net realized short-term capital gains, when available, may be distributed throughout the year. Net realized long-term capital gains, when available, are distributed annually.

REPURCHASE AGREEMENTS

   Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

2) INVESTMENT SECURITIES TRANSACTIONS

   Purchase cost and proceeds of sales of investment securities, other than short-term securities, aggregated $215,049,406 and $197,723,445 for VFI Core Portfolio and $55,192,556 and $49,929,381 for VFI Intermediate Duration Portfolio, respectively, for the year ended October 31, 1997.

(3) EXPENSES

   For the year ended October 31, 1997, the Funds had an investment advisory agreement with Marquette Trust Company (Marquette). Marquette retained Voyageur Asset Management LLC (Voyageur) as the sub-adviser to the Funds. The investment sub-adviser furnished, at its own expense, office facilities, equipment and personnel for servicing the investments of the respective funds. Under the investment advisory agreements of the Funds, each Fund's investment adviser is entitled to receive from the Fund a monthly advisory and management fee equivalent on an annual basis to .20% of the average daily net assets of such Fund, subject to a performance adjustment of up to plus or minus .15%. Voyageur is entitled to a fee equal to an annual rate of 50% of the monthly advisory fee plus or minus 50% of the performance fee adjustment. The performance fee adjustment is determined based on a comparison to a predetermined index. VFI Core Portfolio will be compared to the Lehman Brothers Mutual Fund Government/Mortgage Index and VFI Intermediate Duration Portfolio will be compared to the Lehman Brothers Mutual Fund (1-5 year) U.S. Government Index. The performance fee adjustment for the year ending October 31, 1997 was a fee reduction of $13,913 and $11,219 for the VFI Core Portfolio and the VFI Intermediate Duration Portfolio, respectively.

   Each Fund also pays a monthly service fee equal on an annual basis, of .05% of each Fund's average daily net assets. Such fee is paid to Doughery Summit Securities LLC (the "Underwriter") to compensate the Underwriter for expenses incurred in connection with servicing of Fund shareholder accounts.

   Marquette serves as the custodian of each Fund's portfolio securities and cash. Marquette receives no additional compensation for acting as the custodian for the Funds.

   Voyageur acts as each Fund's dividend disbursing, transfer, administrative and accounting services agent. Voyageur receives a monthly fee from each Fund equal on an annual basis to .10% of each Fund's average daily net assets.

   In addition to the fees above, the Funds are responsible for paying most other operating expenses including directors fees, registration fees, legal and auditing services and other miscellaneous expenses.

   Organizational costs are being amortized over 60 months on a straight-line basis.

   Marquette, Voyageur and the Underwriter reserve the right to voluntarily waive their fees in whole or part and/or to voluntarily absorb certain other of the Fund's expenses. Any such waiver or absorption, however, will be in their sole discretion and may be lifted or reinstated at any time. For the year ended October 31, 1997, Voyageur voluntarily waived $2,789 and $3,697 for VFI Core Portfolio and VFI Intermediate Duration Portfolio, respectively.

   As of October 31, 1997, affiliated parties owned 2,970,185 shares and 2,968,306 shares of VFI Core Portfolio and VFI Intermediate Duration Portfolio, respectively. This represents ownership of 52.6% and 85.3%, respectively.

(4) SHARE TRANSACTIONS

Transactions in shares during the periods ended October 31, 1997 and October 31, 1996 were as follows:

                                                                                               VFI
                                                            VFI                           INTERMEDIATE
                                                           CORE                             DURATION
                                                         PORTFOLIO                         PORTFOLIO
                                              ------------------------------    -------------------------------
                                                 YEAR          PERIOD FROM         YEAR          PERIOD FROM
                                                 ENDED       MARCH 27, 1996*       ENDED        MARCH 27, 1996*
                                              OCTOBER 31,    TO OCTOBER 31,     OCTOBER 31,     TO OCTOBER 31,
                                                  1997            1996             1997              1996
                                              -----------    ---------------    -----------     ---------------
Shares sold...............................      1,531,299       4,090,115          410,017         3,076,520
Shares issued for reinvested distributions         29,707           8,031            2,893                34
Shares redeemed...........................           (677)         (9,126)              --           (10,341)
                                              -----------     -----------       ----------       -----------
Increase in shares outstanding............      1,560,329       4,089,020          412,910         3,066,213
                                              ===========     ===========       ==========       ===========

-----------------------------------
*  Commencement of operations.

THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

(5)  FINANCIAL HIGHLIGHTS

     Per shares data (rounded to the nearest cent) for a share of capital stock outstanding and selected information for each period are as follows:

                                                                                                 VFI
                                                              VFI                            INTERMEDIATE
                                                             CORE                              DURATION
                                                           PORTFOLIO                          PORTFOLIO
                                                -------------------------------     -----------------------------
                                                   YEAR           PERIOD FROM          YEAR         PERIOD FROM
                                                   ENDED        MARCH 27, 1996*        ENDED      MARCH 27, 1996*
                                                OCTOBER 31,     TO OCTOBER 31,      OCTOBER 31,   TO OCTOBER 31,
                                                   1997              1996              1997           1996
                                                -----------     ---------------     -----------   ---------------
Net asset value:
   Beginning of period....................         $10.04           $10.00             $10.02          $10.00
                                                   ------           ------             ------          ------

Operations:
   Net investment income..................            .66              .37                .62             .34
   Net realized and unrealized gain
     on investments.......................            .16              .04                .02             .02
                                                  -------          -------           --------         -------
       Total from operations..............            .82              .41                .64             .36
                                                  -------          -------           --------         -------

Distributions to shareholders:
   From net investment income.............           (.66)            (.37)              (.62)           (.34)
                                                   ------          -------            -------         -------

Net asset value:
   End of period..........................         $10.20           $10.04             $10.04          $10.02
                                                   ======           ======             ======          ======

Total investment return (a)...............          8.50%            4.25%              6.58%           3.65%
Net assets at end of
   period (000's omitted).................        $57,650          $41,035            $34,922         $30,712

Ratios:
   Ratio of expenses to
     average daily net assets.............           .35%           .35%(b)              .35%          .35%(b)
   Ratio of net investment income
     to average daily net assets..........          6.59%          6.31%(b)             6.19%         5.64%(b)
   Assuming no voluntary waivers
     and reimbursements:
       Expenses...........................           .36%           .35%(b)              .36%          .35%(b)
       Net investment income..............          6.60%          6.31%(b)             6.18%         5.64%(b)
Portfolio turnover rate
   (excluding short-term securities)......        437.48%          304.10%            192.74%         487.04%


----------------------------------
Per share amounts are presented based upon average fund shares outstanding.
* Commencement of operations


See accompanying notes to Financial Highlights.

THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

(5)  FINANCIAL HIGHLIGHTS (CONTINUED)

NOTES TO FINANCIAL HIGHLIGHTS

(a) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b) Annualized.


VFI CORE PORTFOLIO
INVESTMENTS IN SECURITIES                                                                          OCTOBER 31, 1997
-------------------------------------------------------------------------------------------------------------------
                                                                        PRINCIPAL                      MARKET
NAME OF ISSUER                                                           AMOUNT                       VALUE (a)
-------------------------------------------------------------------------------------------------------------------

(Percentage of investment category relates to total net assets)

BONDS: (99.4%)
U. S. GOVERNMENT AGENCY OBLIGATIONS: (59.5%)
-------------------------------------------------------------------------------------------------------------------
     Federal Home Loan Mortgage Corporation
       7.00%, due 11/15/02                                              $ 203,620                  $   205,274
       4.00%, due 05/15/03                                                274,689                      272,714
       7.00%, due 08/01/03                                                270,450                      273,446
       6.50%, due 02/01/12                                              2,828,124                    2,831,857
       7.00%, due 07/01/12                                              1,279,687                    1,298,178
       6.50%, due 08/01/12                                              3,449,946                    3,450,187
       6.50%, due 10/15/16                                                174,164                      174,544
       7.00%, due 02/15/20                                                 73,328                       73,580
       7.00%, due 10/01/27                                              2,020,000                    2,030,686
                                                                                                  ------------
                                                                                                    10,610,466
                                                                                                  ------------
     Federal National Mortgage Association
       6.03%, due 07/02/99                                              2,750,000                    2,763,750
       4.75%, due 12/25/11                                                146,066                      145,426
       6.15%, due 01/25/16                                                571,597                      570,522
                                                                                                  ------------
                                                                                                     3,479,698
                                                                                                  ------------
     Government National Mortgage Association
       6.50%, due 01/15/26                                                248,639                      246,083
       6.50%, due 03/15/26                                              3,289,400                    3,255,585
       6.50%, due 04/15/26                                              7,074,947                    7,002,217
       7.00%, due 04/15/26                                              3,071,318                    3,039,745
       8.00%, due 07/15/26                                                 14,259                       14,808
       8.00%, due 04/15/27                                                 38,046                       39,510
       6.50%, due 09/15/27                                              2,487,674                    2,462,100
       7.00%, due 10/20/27                                              4,158,000                    4,171,139
                                                                                                  ------------
                                                                                                    20,231,187
                                                                                                  ------------

TOTAL U.S. AGENCY OBLIGATIONS (cost: $36,562,230)                                                   34,321,351
                                                                                                  ------------


See accompanying notes to investments in securities.



VFI CORE PORTFOLIO
INVESTMENTS IN SECURITIES (CONTINUED)                                                              OCTOBER 31, 1997
-------------------------------------------------------------------------------------------------------------------
                                                                       PRINCIPAL                       MARKET
NAME OF ISSUER                                                          AMOUNT                        VALUE (a)
-------------------------------------------------------------------------------------------------------------------

U.S. TREASURY ISSUES (39.9%):
-------------------------------------------------------------------------------------------------------------------

     U.S. Treasury Notes
       5.95%, due 11/15/04 (b)                                         $ 4,000,000                 $ 2,652,920
       6.25%, due 04/30/01                                               6,000,000                   6,096,094
       6.62%, due 06/30/01                                               1,900,000                   1,953,732
       6.25%, due 01/31/02                                               2,000,000                   2,035,620
       6.00%, due 07/31/02                                               1,000,000                   1,009,530
       6.50%, due 05/15/05                                               4,000,000                   4,150,640
       7.25%, due 05/15/16                                               4,550,000                   5,082,487
                                                                                                  ------------


TOTAL U.S. TREASURY ISSUES (cost: $19,955,414)                                                      22,981,023
                                                                                                  ------------

TOTAL BONDS (cost: $56,517,644)                                                                     57,302,374
                                                                                                  ------------


SHORT-TERM SECURITIES (3.8%):
-------------------------------------------------------------------------------------------------------------------

   U.S. Government Money Market Fund, 5.37%(c)                           2,190,300                   2,190,300

TOTAL SHORT-TERM SECURITIES (cost: $2,190,300)                                                       2,190,300
                                                                                                  ------------


TOTAL INVESTMENTS IN SECURITIES (cost: $58,707,944) (d)                                            $59,492,674
                                                                                                  ============


See accompanying notes to investments in securities.



VFI INTERMEDIATE DURATION PORTFOLIO
INVESTMENTS IN SECURITIES                                                                          OCTOBER 31, 1997
-------------------------------------------------------------------------------------------------------------------
                                                                       PRINCIPAL                      MARKET
NAME OF ISSUER                                                          AMOUNT                       VALUE (a)
-------------------------------------------------------------------------------------------------------------------

(Percentage of investment category relates to total net assets)

BONDS: (86.3%)
U. S. GOVERNMENT AGENCY OBLIGATIONS: (68.3%)
-------------------------------------------------------------------------------------------------------------------

     Federal Home Loan Mortgage Corporation
       8.50%, due 06/01/01                                            $  1,646,588                $  1,680,465
       5.60%, due 06/15/02                                                 253,227                     252,673
       5.50%, due 10/15/02                                                   1,121                       1,118
       6.50%, due 05/01/03                                               4,084,317                   4,098,204
       5.25%, due 06/15/03                                                 166,355                     165,835
       7.00%, due 08/01/03                                                 360,629                     364,625
       5.40%, due 01/15/08                                                 442,395                     438,382
       7.00%, due 06/12/12                                               1,956,305                   1,992,457
       7.00%, due 07/01/12                                               1,279,687                   1,298,179
       5.00%, due 12/15/12                                                 156,424                     155,886
       5.00%, due 06/15/16                                                  50,135                      49,649
       6.80%, due 02/15/18                                               1,237,547                   1,244,885
       6.80%, due 04/15/18                                                 300,000                     302,250
       5.00%, due 09/15/18                                                 169,230                     168,489
                                                                                                  ------------
                                                                                                    12,213,097
                                                                                                  ------------
     Federal National Mortgage Association
       6.03%, due 07/02/99                                               3,250,000                   3,266,250
       7.00%, due 01/01/99                                                 415,363                     418,512
       5.00%, due 02/25/03                                                   3,614                       3,599
       5.50%, due 02/25/13                                                  79,701                      79,352
       5.90%, due 01/25/16                                                 118,302                     117,932
       6.15%, due 01/25/16                                                 285,798                     285,261
       7.00%, due 05/25/17                                                  93,183                      93,270
       6.75%, due 09/25/18                                                  64,599                      64,478
       7.25%, due 01/25/19                                                  67,533                      67,660
       7.00%, due 03/25/19                                                 117,192                     116,972
                                                                                                  ------------
                                                                                                     4,513,286
                                                                                                  ------------


See accompanying notes to investments in securities.



VFI INTERMEDIATE DURATION PORTFOLIO
INVESTMENTS IN SECURITIES (CONTINUED)                                                              OCTOBER 31, 1997
-------------------------------------------------------------------------------------------------------------------
                                                                         PRINCIPAL                    MARKET
NAME OF ISSUER                                                            AMOUNT                     VALUE (a)
-------------------------------------------------------------------------------------------------------------------

   Government National Mortgage Association
       6.50%, due 01/15/26                                             $ 2,715,120                 $ 2,687,209
       6.50%, due 04/15/26                                               2,435,880                   2,410,839
       7.38%, due 05/20/26 (e)                                             995,025                   1,025,343
       6.50%, due 04/15/27                                                 988,881                     978,715
       8.00%, due 04/15/27                                                   1,105                       1,146
                                                                                                  ------------
                                                                                                     7,103,252
                                                                                                  ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost: $23,579,548)                                        23,829,635
                                                                                                  ------------

U.S. TREASURY NOTES (18.0%):
-------------------------------------------------------------------------------------------------------------------

       6.38%, due 05/15/99                                                 200,000                     202,156
       7.25%, due 12/31/99                                               1,750,000                   1,823,272
       7.13%, due 02/29/00                                                 250,000                     257,735
       6.25%, due 04/30/01                                               3,000,000                   3,048,047
       6.62%, due 06/30/01                                                 500,000                     514,140
       7.25%, due 05/15/16                                                 400,000                     446,812
                                                                                                  ------------

TOTAL U.S. TREASURY ISSUES (cost: $6,277,664)                                                        6,292,162
                                                                                                  ------------

TOTAL BONDS (cost: $29,857,212)                                                                     30,121,797
                                                                                                  ------------


SHORT-TERM SECURITIES (17.3%):
-------------------------------------------------------------------------------------------------------------------

   Federal National Mortgage Association Discount Notes
       5.60%, due 01/15/98 (e)                                           1,500,000                   1,499,295

   U.S. Treasury Notes
       6.12%, due 05/15/98                                               2,850,000                   2,859,348

   U.S. Government Money Market Fund, 5.37% (c)                          1,679,090                   1,679,090
                                                                                                  ------------

TOTAL SHORT-TERM SECURITIES (cost: $6,037,733)                                                       6,037,733
                                                                                                  ------------


TOTAL INVESTMENTS IN SECURITIES (cost: $35,894,945) (d)                                            $36,159,530
                                                                                                  ============


See accompanying notes to investments in securities.


VFI CORE PORTFOLIO
VFI INTERMEDIATE DURATION PORTFOLIO
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in note 1 to the financial statements.

(b) Zero coupon bond. Rate disclosed is the effective interest rate.

(c) Dividend yields change daily to reflect current market conditions. Rate shown is quoted yield as of October 31, 1997.

(d) The cost of securities for federal income tax purposes was $58,707,944 and $35,894,945 for Core Portfolio and Intermediate Duration Portfolio, respectively. The aggregate gross unrealized appreciation and depreciation based on this cost was:

                                                         Gross             Gross                  Net
                                                      Unrealized        Unrealized             Unrealized
                                                     Appreciation     (Depreciation)   Appreciation/(Depreciation)
                                                     ------------     --------------   ---------------------------
         VFI Core Portfolio......................      $785,365            $(635)               $784,730
         VFI Intermediate Duration Portfolio.....       265,880           (1,295)                264,585

(e) Adjustable rate mortgage security. The interest rate disclosed represents the interest rate in effect as of October 31, 1997.